Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Capital Unit, Class A [Member]
Limited Partners' Capital Account, Units Issued		186,500,000
Limited Partners' Capital Account, Units Outstanding		186,500,000
Capital Unit, Class B [Member]
Limited Partners' Capital Account, Units Issued		7,767,122
Limited Partners' Capital Account, Units Outstanding		7,767,122
Common Class A [Member]
Common stock, par value	$ 0.0001
Common stock, shares authorized	500,000,000
Common stock, shares issued	61,540,231
Common stock shares outstanding	61,540,231
Common Class B [Member]
Common stock, par value	$ 0.0001
Common stock, shares authorized	500,000,000
Common stock, shares issued	171,578,320
Common stock shares outstanding	171,578,320